Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 67,145	R$ 63,301
Total	67,145	63,301
Income tax and social contribution | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	32,147	30,312
Total	32,147	30,312
COFINS
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	163,268	153,760
Total	163,268	153,760
COFINS | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	73,000	68,738
Total	R$ 73,000	R$ 68,738